INCOME TAXES - Additional information (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Operating Loss Carryforwards	$ 10,500,000	$ 8,500,000	$ 1,700,000
Operating Loss Carryforwards Expiration Year	2025	2024
Net Operating Loss Included In Operating Loss Carryforwards	$ 400,000	$ 2,300,000
Deferred Tax Assets, Operating Loss Carryforwards	$ 7,100,000	$ 5,900,000
Deferred Tax Assets, Valuation Allowance, Percentage	100.00%	100.00%	100.00%
Valuation allowances for deferred tax assets	$ 1,500,000	$ 1,230,000	$ 800,000
Deferred Tax Assets on Allowance For Doubtful Account	131,775	29,129	1,245
Net operating loss carryforwards in the PRC	2,732,507	2,315,793	415,533
Allowance for doubtful accounts	$ 131,775	$ 29,129	1,245
Effective Income Tax Rate Reconciliation, Percent	80.00%	80.00%
Continuing Operations [Member]
Valuation allowances for deferred tax assets	$ 4,372,497	$ 3,579,711	1,171,280
Deferred Tax Assets on Allowance For Doubtful Account	131,775	29,129	1,245
Net operating loss carryforwards in the PRC	2,732,507	2,315,793	415,533
Allowance for doubtful accounts	131,775	29,129	1,245
Discontinued Operations [Member]
Operating Loss Carryforwards	10,300,000	10,300,000	15,300,000
Valuation allowances for deferred tax assets	2,595,919	2,595,919	3,822,686
Deferred Tax Assets on Allowance For Doubtful Account			20,190
Net operating loss carryforwards in the PRC	$ 2,595,919	$ 2,595,919	3,802,496
Allowance for doubtful accounts			$ 20,190
State Administration of Taxation, China [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%	25.00%